Note 4 - Other Investments (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Available-for-sale Securities [Table Text Block]
	Thousands of Yen
March 31, 2017	Cost	Unrealized Gains	Unrealized Losses	Fair Value

Available-for-sale—Equity securities	¥1,789,471	¥3,880,414	¥375	¥5,669,510
Available-for-sale—Debt securities	100,300	10,530	-	110,830
	¥1,889,771	¥3,890,944	¥375	¥5,780,340

March 31, 2018

Available-for-sale—Equity securities	¥1,651,181	¥7,525,556	¥699	¥9,176,038
Available-for-sale—Debt securities	100,300	11,870	-	112,170
	¥1,751,481	¥7,537,426	¥699	¥9,288,208

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Table Text Block]
	Thousands of Yen
	Less than 12 Months		12 Months or More		Total
March 31, 2017	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale—Equity securities	¥816	¥5	¥3,398	¥370	¥4,214	¥375

March 31, 2018

Available-for-sale—Equity securities	¥17,519	¥699	-	-	¥17,519	¥699